Taxation (Tables)	6 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Income Tax Expense
Income tax (expense) / benefit is comprised of the following:

	Three months ended June 30, 2023	Three months ended June 30, 2022	Six months ended June 30, 2023	Six months ended June 30, 2022
(In $ millions)
Current tax	(12.5)	(7.4)	(27.9)	(12.1)
Change in deferred tax	(0.9)	1.1	(0.8)	1.0
Total	(13.4)	(6.3)	(28.7)	(11.1)